December 9, 2014

Supplement to the Prospectus dated June 2, 2014

Effective November 14, 2014, Mr. Dan Thibeault serves as the Fund’s sole portfolio manager. References to Frank Luisi as a co-portfolio manager should be disregarded.

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This Supplement, the Prospectus dated June 2, 2014 and the Statement of Additional Information, dated June 2, 2014, as supplemented September 29, 2014 and November 12, 2014, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission, and are incorporated by reference, and can be obtained without charge by calling toll-free 1-855-754-7930 or by visiting www.glbeyondincomefund.com.

December 9, 2014

Supplement to the Statement of Additional Information dated June 2, 2014,

as supplemented September 29, 2014 and November 12, 2014

Effective November 14, 2014, Mr. Dan Thibeault serves as the Fund’s sole portfolio manager. References to Frank Luisi as a co-portfolio manager should be disregarded.

*************

This Supplement, the Prospectus dated June 2, 2014 and the Statement of Additional Information, dated June 2, 2014, as supplemented September 29, 2014 and November 12, 2014, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission, and are incorporated by reference, and can be obtained without charge by calling toll-free 1-855-754-7930 or by visiting www.glbeyondincomefund.com.